MERRILL LYNCH
GLOBAL GROWTH
FUND, INC.




FUND LOGO




Annual Report

August 31, 1999



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Global Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH GLOBAL GROWTH FUND, INC.


Worldwide
Investments as of
August 31, 1999

                                                        Percent of
Ten Largest Industries                                  Net Assets

Banking & Financial                                        16.2%
Telecommunications                                         14.5
Insurance                                                   9.0
Pharmaceuticals                                             6.0
Communications Equipment                                    5.7
Retail Stores                                               4.4
Electronics                                                 4.0
Chemicals                                                   3.7
Electrical Equipment                                        2.6
Information Processing                                      2.4



                                         Country of      Percent of
Ten Largest Equity Holdings                Origin        Net Assets

Cisco Systems, Inc.                      United States      4.3%
COLT Telecom Group PLC                   United Kingdom     2.7
Vodafone AirTouch PLC                    United Kingdom     2.2
Siemens AG                               Germany            2.2
Deutsche Bank AG (Registered)            Germany            1.9
Pfizer Inc.                              United States      1.9
General Electric Company                 United States      1.8
SAP AG (Systeme, Anwendungen,
   Produkte in der Datenverarbeitung)
   (Preferred)                           Germany            1.8
National Westminster Bank PLC            United Kingdom     1.7
Metro AG                                 Germany            1.5



Merrill Lynch Global Growth Fund, Inc., August 31, 1999


DEAR SHAREHOLDER

Fiscal Year in Review
For the fiscal year ended August 31, 1999, total returns for Merrill Lynch Global Growth Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +28.46%, +27.27%, +27.23% and +28.21%, respectively.
(Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) For the same 12-month period, the total net investment return for the Lipper Analytical Services Global Funds Average was +32.77%, and the unmanaged Morgan Stanley Capital International (MSCI) World Stock Index returned +33.05%. The Fund underperformed the unmanaged MSCI World Stock Index largely because it was significantly underweighted in Japan and the other Asian markets. However, we continue to be concerned about the duration and breadth of the business and profit recovery in the major corporations in these markets. Also, stock valuations were much higher in these markets than the stock valuations in the United States and Europe. In some important cases, such as the South Korean and Japanese stock markets, the equity valuations were almost twice those of similar companies in the United States and Europe.

The Fund remained relatively fully invested during September and October 1998 when many strategists were recommending selling stocks and purchasing bonds. Our strategy benefited Fund performance during the fiscal year ended August 31, 1999. Our holdings in the technology, telecommunications services, retailing, information processing and broadcasting industries also benefited total returns. Companies in these industries that were significant contributors to performance included Cisco Systems, Inc., Intel Corporation, Microsoft Corporation, Compaq Computer Corporation, Dell Computer Corporation, Equant, COLT Telecom Group PLC, Vodafone AirTouch Group PLC, MCI Worldcom Inc., Nippon Telegraph & Telephone Corporation, MetroNet Communications Corporation, Wal-Mart Stores, Inc., The Gap, Inc., Staples, Inc., Carrefour SA, America Online, Inc., First Data Corporation, CBS Corporation and Clear Channel Communications, Inc.

However, our significant weightings in the banking and financial, insurance and pharmaceutical industries penalized the Fund's total returns since early March 1999. Significant increases in energy prices and long-term interest rates since December 1998 appear to have caused a decline in valuation ratios for the companies in these industries. Also, the Fund's relatively modest investment exposure to energy companies hurt investment returns as the stock valuations of major energy companies around the world rose with the sharp increase in energy prices in 1999.

During the quarter ended February 28, 1999, we significantly reduced our weighting in technology and retailing companies, particularly in the United States. This move was in response to our concerns about the relatively high valuations of individual stocks and the potential for a deterioration in the outlook for profitable growth for retailers and the profitability of the personal computer business. This decision was a good one, based on the business experience of many of the major companies in these industries and stock price declines since our reduction of these investment weightings. Therefore, the decline in the Fund's weighting of the technology and retailing industries during late January and early February 1999 improved comparative and absolute investment returns until late in the August quarter. Then it appeared that investors began to perceive a major cyclical improvement in the profitability in the personal computer business and the profit prospects for Intel Corporation and Microsoft Corporation. The Fund's performance in the August quarter was held back by our relatively modest investment exposure to these companies.

In Conclusion
We continue to focus our investments on the larger, higher-quality companies in the developed economies around the world where we believe the valuations are reasonable relative to the corporate rates of return and prospective above-average growth in earnings.

We thank you for your investment in Merrill Lynch Global Growth
Fund, Inc., and we look forward to discussing our investment strategy and outlook with you in our upcoming quarterly report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Lawrence R. Fuller)
Lawrence R. Fuller
Senior Vice President and
Portfolio Manager



October 4, 1999



PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Merrill Lynch Global Growth Fund, Inc., August 31, 1999


PERFORMANCE DATA (concluded)

Total Return
Based on a $10,000
Investment


A line graph depicting the growth of an investment in the Fund's
Class A Shares and Class B Shares compared to growth of an investment in the MSCI World Index. Beginning and ending values are:


                                     10/31/97**        8/99

ML Global Growth Fund, Inc.++--
Class A Shares*                       $ 9,475        $13,121
ML Global Growth Fund, Inc.++--
Class B Shares*                       $10,000        $13,192
MSCI World Index++++                  $10,000        $13,823


A line graph depicting the growth of an investment in the Fund's
Class C Shares and Class D Shares compared to growth of an investment in the MSCI World Index. Beginning and ending values are:


                                     10/31/97**        8/99

ML Global Growth Fund, Inc.++--
Class C Shares*                       $10,000        $13,588
ML Global Growth Fund, Inc.++--
Class D Shares*                       $ 9,475        $13,059
MSCI World Index++++                  $10,000        $13,823

[FN]
   *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
  **Commencement of operations.
  ++MLGlobal Growth Fund, Inc. invests primarily in equity securities with a particular emphasis on companies that have exhibited above-average growth rates in earnings.
++++This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium-, and small-capitalization companies in 22 countries, including the United States.

Past performance is not predictive of future performance.



Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/99                        +12.74%        + 6.82%
Inception (10/31/97) through 6/30/99      +22.91         +18.99

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**
Class B Shares*

Year Ended 6/30/99                        +11.56%        + 7.56%
Inception (10/31/97) through 6/30/99      +21.67         +20.08

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 6/30/99                        +11.61%        +10.61%
Inception (10/31/97) through 6/30/99      +21.70         +21.70

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/99                        +12.48%        + 6.58%
Inception (10/31/97) through 6/30/99      +22.62         +18.71

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Recent
Performance
Results*
                                                      3 Month              12 Month      Since Inception
As of August 31, 1999                               Total Return         Total Return      Total Return
ML Global Growth Fund, Inc. Class A Shares             +2.50%               +28.46%            +38.48%
ML Global Growth Fund, Inc. Class B Shares             +2.21                +27.27             +35.92
ML Global Growth Fund, Inc. Class C Shares             +2.21                +27.23             +35.88
ML Global Growth Fund, Inc. Class D Shares             +2.43                +28.21             +37.83

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund commenced operations on 10/31/97.


Merrill Lynch Global Growth Fund, Inc., August 31, 1999

SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
NORTH                                Shares                                                              Value     Percent of
AMERICA      Industries               Held               Investments                      Cost         (Note 1a)   Net Assets
Canada       Banking &              380,000   Bank of Montreal                       $   17,744,280   $   13,371,314    0.5%
             Financial            1,549,200   Canadian Imperial Bank of Commerce         42,925,733       33,694,062    1.4
                                    500,000   National Bank of Canada                     7,419,127        6,065,684    0.2
                                    600,000   Royal Bank of Canada                       30,163,355       25,636,729    1.0
                                                                                     --------------   --------------  ------
                                                                                         98,252,495       78,767,789    3.1

             Communications          40,000   Nortel Networks Corporation                   957,137        1,648,794    0.1
             Equipment

             Telecommunications     350,000 ++AT&T Canada Inc.                           10,722,390       21,175,000    0.9

                                              Total Investments in Canada               109,932,022      101,591,583    4.1


United       Advertising            270,000   The Interpublic Group of
States                                        Companies, Inc.                             7,857,120       10,698,750    0.4

             Banking &              210,000   Bank of America Corporation                12,801,659       12,705,000    0.5
             Financial              150,000   Bank One Corporation                        7,556,141        6,018,750    0.2
                                    370,000   Citigroup Inc.                             13,855,473       16,441,875    0.7
                                     70,000   Mellon Bank Corporation                     2,516,637        2,336,250    0.1
                                    155,100   State Street Corporation                    8,959,526        9,286,613    0.4
                                                                                     --------------   --------------  ------
                                                                                         45,689,436       46,788,488    1.9

             Beverages               60,000   The Coca-Cola Company                       5,163,012        3,588,750    0.1

             Broadcasting           300,000 ++Infinity Broadcasting Corp.
             --Media                          (Class A)                                   6,563,160        8,118,750    0.3

             Broadcasting--         230,000 ++AMFM Inc.                                  10,540,018       11,327,500    0.5
             Radio &                200,000 ++CBS Corporation                             5,624,578        9,400,000    0.4
             Television              45,000 ++Clear Channel Communications, Inc.          2,176,875        3,152,812    0.1
                                                                                     --------------   --------------  ------
                                                                                         18,341,471       23,880,312    1.0

             Chemicals              150,000   E.I. du Pont de Nemours and Company         8,410,948        9,506,250    0.4

             Communications         265,000 ++3Com Corporation                            7,345,262        6,558,750    0.3
             Equipment            1,550,000 ++Cisco Systems, Inc.                        48,463,908      105,012,500    4.3
                                     85,000 ++Copper Mountain Networks, Inc.              6,557,297        9,966,250    0.4
                                     60,000   Lucent Technologies Inc.                    1,284,023        3,843,750    0.1
                                                                                     --------------   --------------  ------
                                                                                         63,650,490      125,381,250    5.1

             Computers              125,000   Compaq Computer Corporation                 4,489,688        2,898,437    0.1
                                     70,000 ++Dell Computer Corporation                   1,773,499        3,416,875    0.1
                                    260,000   International Business Machines
                                              Corporation                                24,929,439       32,386,250    1.3
                                    200,000 ++Sun Microsystems, Inc.                     14,892,971       15,887,500    0.7
                                                                                     --------------   --------------  ------
                                                                                         46,085,597       54,589,062    2.2

             Cosmetics               70,000   The Gillette Company                        3,202,052        3,263,750    0.2
                                     20,000   International Flavors & Fragrances
                                              Inc.                                          968,044          815,000    0.0
                                                                                     --------------   --------------  ------
                                                                                          4,170,096        4,078,750    0.2

             Diversified            300,000   Minnesota Mining and Manufacturing
                                              Company (3M)                               23,090,161       28,350,000    1.1

             Electrical              35,000   Emerson Electric Co.                        1,975,075        2,191,875    0.1
             Equipment              400,000   General Electric Company                   33,096,178       44,925,000    1.8
                                     10,000   Honeywell Inc.                                710,689        1,135,000    0.1
                                                                                     --------------   --------------  ------
                                                                                         35,781,942       48,251,875    2.0

             Electronics             40,000   Intel Corporation                           2,231,250        3,287,500    0.1
                                    208,000   Texas Instruments Incorporated             14,232,175       17,069,000    0.7
                                                                                     --------------   --------------  ------
                                                                                         16,463,425       20,356,500    0.8

             Energy                  80,000   Duke Energy Corporation                     4,569,624        4,600,000    0.2
                                    500,000   El Paso Energy Corporation                 18,280,128       18,281,250    0.7
                                    424,000   Enron Corp.                                16,735,083       17,755,000    0.7
                                     80,000   UtiliCorp United Inc.                       2,063,890        1,855,000    0.1
                                                                                     --------------   --------------  ------
                                                                                         41,648,725       42,491,250    1.7

             Entertainment          450,000   The Walt Disney Company                    14,343,318       12,487,500    0.5

             Financial               25,000   American Express Company                    2,015,550        3,437,500    0.1
             Services                19,000   Federal Home Loan Mortgage
                                              Association                                 1,119,469          978,500    0.0
                                     25,000   Federal National Mortgage
                                              Association                                 1,748,750        1,553,125    0.1
                                    100,000   Franklin Resources, Inc.                    5,500,811        3,593,750    0.2
                                     30,000   Morgan Stanley Dean Witter & Co.            2,965,764        2,574,375    0.1
                                    160,000   T. Rowe Price Associates, Inc.              5,943,509        4,900,000    0.2
                                                                                     --------------   --------------  ------
                                                                                         19,293,853       17,037,250    0.7

             Food                    50,000   Albertson's, Inc.                           2,070,474        2,396,875    0.1
             Merchandising          150,000 ++The Kroger Co.                              2,846,305        3,468,750    0.2
                                     65,000 ++Safeway Inc.                                3,562,982        3,026,562    0.1
                                                                                     --------------   --------------  ------
                                                                                          8,479,761        8,892,187    0.4

             Foods                   40,000   ConAgra, Inc.                               1,360,116          980,000    0.1
                                     35,000   Wm. Wrigley Jr. Company                     2,610,412        2,740,938    0.1
                                                                                     --------------   --------------  ------
                                                                                          3,970,528        3,720,938    0.2

             Home Furnishings       262,500   Ethan Allen Interiors Inc.                  8,275,521        7,661,719    0.3

             Hotels                 125,000   Marriott International, Inc. (Class A)      4,268,224        4,281,250    0.2

             Household Products      40,000   Colgate-Palmolive Company                   1,307,624        2,140,000    0.1
                                     55,000   Kimberly-Clark Corporation                  2,687,822        3,131,562    0.1
                                     60,000   The Procter & Gamble Company                5,109,582        5,955,000    0.3
                                                                                     --------------   --------------  ------
                                                                                          9,105,028       11,226,562    0.5

             Information            295,000 ++America Online, Inc.                       10,686,874       26,937,187    1.1
             Processing              55,000   First Data Corporation                      2,297,388        2,420,000    0.1
                                    107,000 ++General Motors Corporation
                                              (Class H)                                   6,476,363        5,510,500    0.2
                                                                                     --------------   --------------  ------
                                                                                         19,460,625       34,867,687    1.4

             Insurance               30,000   Aetna Inc.                                  2,524,121        2,332,500    0.1
                                     85,000   American International Group, Inc.          8,056,987        7,878,437    0.3
                                    370,000   The Hartford Financial Services
                                              Group, Inc.                                22,080,538       16,811,875    0.7
                                                                                     --------------   --------------  ------
                                                                                         32,661,646       27,022,812    1.1

             Medical Technology     255,000   Abbott Laboratories                        12,210,931       11,060,625    0.4
                                    140,000 ++Boston Scientific Corporation               4,186,630        4,751,250    0.2
                                     40,000 ++Guidant Corporation                         1,258,388        2,347,500    0.1
                                     25,000   Johnson & Johnson                           1,503,390        2,556,250    0.1
                                                                                     --------------   --------------  ------
                                                                                         19,159,339       20,715,625    0.8


Merrill Lynch Global Growth Fund, Inc., August 31, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
NORTH AMERICA                       Shares                                                               Value     Percent of
(concluded)  Industries              Held                Investments                      Cost         (Note 1a)   Net Assets
United       Oil Services           170,000   Baker Hughes Incorporated              $    6,631,977   $    5,780,000    0.3%
States                               62,000   Diamond Offshore Drilling, Inc.             2,487,239        2,371,500    0.1
(concluded)                         193,000   Schlumberger Limited                       12,808,890       12,882,750    0.5
                                                                                     --------------   --------------  ------
                                                                                         21,928,106       21,034,250    0.9

             Pharmaceuticals         70,000 ++Amgen Inc.                                  2,585,364        5,818,750    0.2
                                    130,000   Bristol-Myers Squibb Company                8,549,002        9,148,750    0.4
                                    420,000   Merck & Co., Inc.                          23,700,031       28,218,750    1.1
                                  1,215,000   Pfizer Inc.                                38,360,281       45,866,250    1.9
                                                                                     --------------   --------------  ------
                                                                                         73,194,678       89,052,500    3.6

             Photography             13,000   Eastman Kodak Company                         815,032          954,687    0.0

             Pollution Control       14,500   Waste Management, Inc.                        505,400          316,281    0.0

             Publishing             140,000   Gannett Co., Inc.                           9,998,409        9,511,250    0.4

             Restaurants            100,000   McDonald's Corporation                      2,743,040        4,137,500    0.2

             Retail Stores          100,000   The TJX Companies, Inc.                     3,241,318        2,887,500    0.1
                                    200,000   Wal-Mart Stores, Inc.                       6,500,386        8,862,500    0.4
                                                                                     --------------   --------------  ------
                                                                                          9,741,704       11,750,000    0.5

             Semiconductors          90,000 ++Applied Materials, Inc.                     4,568,757        6,390,000    0.3

             Software--Computer      20,000 ++Microsoft Corporation                       1,066,343        1,850,000    0.1

             Specialty Retailing     30,000 ++Abercrombie & Fitch Co. (Class A)             816,381        1,046,250    0.0
                                    165,000   CVS Corporation                             7,245,038        6,878,437    0.3
                                     30,000   The Gap, Inc.                                 869,723        1,173,750    0.0
                                    252,800   Lowe's Companies, Inc.                     12,845,503       11,439,200    0.5
                                    395,000 ++Staples, Inc.                               8,523,621        8,566,562    0.4
                                     35,000 ++Tommy Hilfiger Corporation                  1,285,819        1,187,812    0.0
                                    800,000   Walgreen Co.                               19,922,431       18,550,000    0.8
                                                                                     --------------   --------------  ------
                                                                                         51,508,516       48,842,011    2.0

             Telecommunications     622,500   AT&T Corp.                                 32,230,942       28,012,500    1.1
                                    100,000   GTE Corporation                             6,217,706        6,862,500    0.3
                                    205,000 ++MCI WorldCom Inc.                          10,007,100       15,515,937    0.6
                                    780,000   Sprint Corp. (FON Group)                   23,856,129       34,612,500    1.4
                                     25,000 ++Sprint Corp. (PCS Group)                      839,218        1,493,750    0.1
                                                                                     --------------   --------------  ------
                                                                                         73,151,095       86,497,187    3.5

             Toys                   200,000   Mattel, Inc.                                7,823,472        4,262,500    0.2

             Travel & Lodging       370,000   Carnival Corporation                       12,306,515       16,534,375    0.7

                                              Total Investments in the
                                              United States                             731,284,493      875,126,058   35.7


                                              Total Investments in North America        841,216,515      976,717,641   39.8


PACIFIC
BASIN


Australia    Telecommunications   4,000,000 ++Cable & Wireless Optus Limited              8,573,805        8,727,840    0.4

                                              Total Investments in Australia              8,573,805        8,727,840    0.4


Japan        Automobiles            100,000   Honda Motor Co., Ltd.                       3,737,654        4,018,999    0.2
                                    150,000   Toyota Motor Corporation                    4,186,599        4,425,466    0.2
                                                                                     --------------   --------------  ------
                                                                                          7,924,253        8,444,465    0.4

             Computers              200,000   Fujitsu Limited                             2,366,284        5,864,085    0.2

             Leisure                 20,000   Sony Corporation                            1,813,988        2,590,427    0.1

             Office Equipment        25,000   Canon, Inc.                                   561,859          730,727    0.0

             Photography             50,000   Fuji Photo Film                             1,994,128        1,826,818    0.1
             Retail                 100,000   Ito-Yokado Co., Ltd.                        5,399,601        7,362,075    0.3

             Telecommunications       3,000   Nippon Telegraph & Telephone
                                              Corporation (NTT)                          26,362,868       33,704,786    1.4

             Transportation           5,000   East Japan Railway Company                 29,636,746       30,279,503    1.2

                                              Total Investments in Japan                 76,059,727       90,802,886    3.7

                                              Total Investments in the Pacific
                                              Basin                                      84,633,532       99,530,726    4.1


WESTERN
EUROPE


Denmark      Telecommunications     300,000   Tele Danmark A/S                           11,610,765       16,962,396    0.7

                                              Total Investments in Denmark               11,610,765       16,962,396    0.7


Finland      Communications         120,000   Nokia Oyj                                   2,745,757       10,008,036    0.4
             Equipment

                                              Total Investments in Finland                2,745,757       10,008,036    0.4


France       Banking &              164,300 ++Credit Lyonnais                             4,382,144        5,030,094    0.2
             Financial

             Broadcasting &          10,000   Societe Television Francaise 1              1,820,322        2,491,452    0.1
             Publishing

             Cosmetics                5,000   L'Oreal SA                                  1,869,813        3,227,803    0.1

             Electrical              50,000   Alstom                                      1,681,549        1,682,786    0.1
             Equipment

             Electronics            360,000   STMicroelectronics                         25,053,929       23,886,268    1.0

             Foods                   20,000   Groupe Danone                               4,591,628        4,944,899    0.2
                                      5,000   Promodes                                    2,986,130        4,713,701    0.2
                                                                                     --------------   --------------  ------
                                                                                          7,577,758        9,658,600    0.4

             Information             50,000   Cap Gemini SA                               4,425,728        8,577,563    0.3
             Processing

             Insurance              172,000   Axa                                        12,635,306       21,390,171    0.9

             Pharmaceuticals         50,000   Rhone-Poulenc SA                            2,419,376        2,423,887    0.1

             Retail Stores           90,000   Carrefour SA                                9,213,261       14,632,002    0.6

                                              Total Investments in France                71,079,186       93,000,626    3.8


Germany      Apparel                 50,000   Adidas-Salomon  AG                          8,340,102        4,645,080    0.2

             Automobiles            300,000   DaimlerChrysler AG                         27,823,506       22,613,094    0.9

             Banking &              600,000   Commerzbank AG                             21,297,933       21,472,938    0.9
             Financial              700,000   Deutsche Bank AG (Registered Shares)       41,566,543       47,812,653    1.9
                                    525,000   Dresdner Bank AG                           22,202,477       24,164,973    1.0
                                                                                     --------------   --------------  ------
                                                                                         85,066,953       93,450,564    3.8


Merrill Lynch Global Growth Fund, Inc., August 31, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
WESTERN
EUROPE                               Shares                                                              Value     Percent of
(continued)  Industries               Held               Investments                      Cost         (Note 1a)   Net Assets
Germany      Chemicals              500,000   BASF AG                                $   21,269,815   $   22,644,765    0.9%
(concluded)                         480,000   Bayer AG                                   19,910,048       20,852,186    0.8
                                    500,000   Hoechst AG                                 23,560,118       21,114,000    0.9
                                                                                     --------------   --------------  ------
                                                                                         64,739,981       64,610,951    2.6

             Electronics            640,000   Siemens AG                                 47,892,081       53,781,581    2.2

             Insurance               79,000   Allianz AG (Registered Shares)             21,085,769       20,791,695    0.9

             Multi-Industry         185,000   Mannesmann AG                              22,283,962       28,358,213    1.2
                                    175,000   Veba AG                                    11,173,578       11,140,274    0.4
                                                                                     --------------   --------------  ------
                                                                                         33,457,540       39,498,487    1.6

             Retail Stores          650,000   Metro AG                                   34,595,389       37,260,932    1.5

             Software--Computer     110,000   SAP AG (Systeme, Anwendungen,
                                              Produkte in der Datenverarbeitung)
                                              (Preferred)                                34,118,327       44,128,260    1.8

                                              Total Investments in Germany              357,119,648      380,780,644   15.5


Ireland      Banking &            1,700,000   Allied Irish Banks PLC                     19,831,415       21,966,288    0.9
             Financial

             Telecommunications     100,000 ++Esat Telecom Group PLC (ADR)*               3,206,252        4,075,000    0.2

                                              Total Investments in Ireland               23,037,667       26,041,288    1.1


Italy        Banking &            4,500,000   Banca di Roma                               7,569,237        6,109,336    0.2
             Financial            2,000,000   Unicredito Italiano SpA                     9,830,384        9,226,818    0.4
                                                                                     --------------   --------------  ------
                                                                                         17,399,621       15,336,154    0.6

             Insurance              550,000   Assicurazioni Generali                     13,942,232       18,551,288    0.7
                                  4,000,000   Istituto Nazionale delle
                                              Assicurazioni SpA (INA)                     6,507,926        9,627,984    0.4
                                                                                     --------------   --------------  ------
                                                                                         20,450,158       28,179,272    1.1

             Real Estate          3,750,000   Unione Immobiliare SpA                      1,077,689        1,797,329    0.1
             Investment Trust

                                              Total Investments in Italy                 38,927,468       45,312,755    1.8


Netherlands  Chemicals              285,000   Akzo Nobel NV                              12,974,386       13,253,522    0.5
                                     45,000   DSM NV                                      5,610,018        5,289,849    0.2
                                                                                     --------------   --------------  ------
                                                                                         18,584,404       18,543,371    0.7

             Household Products     223,214   Unilever NV 'A'                            15,001,154       15,517,356    0.6
                                    107,142   Unilever NV (NY Registered Shares)          8,031,036        7,379,405    0.3
                                                                                     --------------   --------------  ------
                                                                                         23,032,190       22,896,761    0.9

             Insurance              400,000   Aegon NV                                   21,905,046       34,964,784    1.4
                                    300,000   ING Groep NV                               13,600,442       16,437,249    0.7
                                                                                     --------------   --------------  ------
                                                                                         35,505,488       51,402,033    2.1

             Leisure                127,600   Koninklijke (Royal) Philips
                                              Electronics NV                             12,688,704       13,140,699    0.5

             Retail Stores          600,000   Koninklijke Ahold NV                       17,678,413       21,472,938    0.9

             Telecommunications     212,500 ++Equant                                      9,040,710       18,788,161    0.8

                                              Total Investments in the Netherlands      116,529,909      146,243,963    5.9


Portugal     Telecommunications     323,000   Portugal Telecom SA (Registered
                                              Shares)                                    12,881,818       13,499,838    0.5

                                              Total Investments in Portugal              12,881,818       13,499,838    0.5


Spain        Banking &              600,000 ++Banco Bilbao Vizcaya, SA                   10,279,815        7,993,760    0.3
             Financial            1,100,000   Banco Santander Central Hispano, SA        11,648,050       11,043,678    0.5
                                                                                     --------------   --------------  ------
                                                                                         21,927,865       19,037,438    0.8

             Information            750,000 ++Telefonica Publicidad e
             Processing                       Informacion, SA                            14,051,000       17,181,518    0.7

                                              Total Investments in Spain                 35,978,865       36,218,956    1.5


Sweden       Communications          50,000   Telefonaktiebolaget LM Ericsson 'B'           998,239        1,613,099    0.1
             Equipment

                                              Total Investments in Sweden                   998,239        1,613,099    0.1


Switzerland  Foods                   12,000   Nestle SA (Registered Shares)              20,005,700       23,680,042    1.0

             Insurance               31,000   Zurich Allied AG                           15,191,232       18,188,358    0.7

             Pharmaceuticals         18,000   Novartis AG (Registered Shares)            28,480,812       25,897,571    1.1

                                              Total Investments in Switzerland           63,677,744       67,765,971    2.8


United       Banking &            1,200,000   Barclays PLC                               30,747,245       35,668,740    1.4
Kingdom      Financial              750,000   HSBC Holdings PLC                           7,588,742        9,272,667    0.4
                                  2,500,000   Lloyds TSB Group PLC                       32,526,945       34,564,134    1.4
                                  2,000,000   National Westminster Bank PLC              32,517,060       41,099,386    1.7
                                                                                     --------------   --------------  ------
                                                                                        103,379,992      120,604,927    4.9

             Broadcasting         1,300,000   British Sky Broadcasting Group
             --Media                          PLC ("BSkyB")                               8,212,658       12,302,502    0.5

             Chemicals               50,000   Imperial Chemical Industries PLC              753,608          567,968    0.0

             Electrical           2,400,000   Invensys PLC                               13,238,327       12,243,054    0.5
             Equipment

             Household              669,642   Unilever PLC                                5,692,608        6,315,614    0.3
             Products

             Insurance            1,200,000   CGU PLC                                    17,278,173       17,863,291    0.7
                                  3,636,363   Royal & Sun Alliance Insurance
                                              Group PLC                                  36,932,864       30,264,380    1.3
                                    607,500   Sun Life and Provincial Holdings PLC        3,976,071        4,682,697    0.2
                                                                                     --------------   --------------  ------
                                                                                         58,187,108       52,810,368    2.2

             Pharmaceuticals        150,000   AstraZeneca Group PLC                       6,217,643        5,952,824    0.3
                                    400,000   Glaxo Wellcome PLC                         12,473,697       10,514,245    0.4
                                  1,000,000   SmithKline Beecham PLC                     11,359,894       13,022,304    0.5
                                                                                     --------------   --------------  ------
                                                                                         30,051,234       29,489,373    1.2

             Publishing             250,000   Pearson PLC                                 3,653,585        5,157,507    0.2

             Retail Stores        1,000,000   Boots Company PLC                          14,334,393       12,339,456    0.5
                                    100,000   J Sainsbury PLC                               847,793          689,274    0.0
                                  1,499,200   Somerfield PLC                              9,606,795        5,588,334    0.3
                                  1,000,000   Tesco PLC                                   2,695,989        2,960,345    0.1
                                                                                     --------------   --------------  ------
                                                                                         27,484,970       21,577,409    0.9


Merrill Lynch Global Growth Fund, Inc., August 31, 1999


SCHEDULE OF INVESTMENTS (concluded)                                                                           (in US dollars)
WESTERN
EUROPE                             Shares                                                                Value     Percent of
(concluded)  Industries             Held                 Investments                      Cost         (Note 1a)   Net Assets
United       Telecommunications   3,000,000 ++COLT Telecom Group PLC                 $   13,265,802   $   65,312,355    2.7%
Kingdom                           1,250,000   Cable & Wireless PLC                       16,911,329       14,339,798    0.6
(concluded)                         600,000 ++Energis PLC                                17,003,560       15,366,479    0.6
                                  2,750,000   Vodafone AirTouch PLC                      21,969,857       55,407,050    2.2
                                                                                     --------------   --------------  ------
                                                                                         69,150,548      150,425,682    6.1

                                              Total Investments in the United
                                              Kingdom                                   319,804,638      411,494,404   16.8

                                              Total Investments in Western
                                              Europe                                  1,054,391,704    1,248,941,976   50.9


SHORT-TERM                         Face
SECURITIES                        Amount                    Issue

             Commercial        $ 22,000,000   Associates First Capital Corp.,
             Paper**                          5.52% due 9/01/1999                        22,000,000       22,000,000    0.9
                                100,409,000   General Motors Acceptance Corp.,
                                              5.56% due 9/01/1999                       100,409,000      100,409,000    4.1

                                              Total Investments in Short-Term
                                              Securities                                122,409,000      122,409,000    5.0


             Total Investments                                                       $2,102,650,751    2,447,599,343   99.8
                                                                                     ==============
             Other Assets Less Liabilities                                                                 4,361,706    0.2
                                                                                                      --------------  ------
             Net Assets                                                                               $2,451,961,049  100.0%
                                                                                                      ==============  ======

            *American Depositary Receipts (ADR).
           **Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
           ++Non-income producing security.

             See Notes to Financial Statements.


PORTFOLIO CHANGES (unaudited)

For the Quarter Ended August 31, 1999

Additions

3Com Corporation
Akzo Nobel NV
Copper Mountain Networks, Inc.
Credit Lyonnais
DSM NV
Duke Energy Corporation
East Japan Railway Company
General Motors Corporation (Class H)
Portugal Telecom SA (Registered Shares)
STMicroelectronics
Sun Microsystems, Inc.
Telefonica Publicidad e Informacion, SA
UtiliCorp United Inc.

Deletion

Ameritech Corporation


STATEMENT OF ASSETS AND LIABILITIES
                    As of August 31, 1999
Assets:             Investments, at value (identified cost--$2,102,650,751) (Note 1a)                     $2,447,599,343
                    Foreign cash (Note 1b)                                                                    12,050,200
                    Cash                                                                                          15,147
                    Receivables:
                      Dividends                                                          $    4,533,750
                      Capital shares sold                                                     1,827,534        6,361,284
                                                                                         --------------
                    Deferred organization expenses (Note 1f)                                                      70,549
                    Prepaid registration fees and other assets (Note 1f)                                         190,864
                                                                                                          --------------
                    Total assets                                                                           2,466,287,387
                                                                                                          --------------

Liabilities:        Payables:
                      Capital shares redeemed                                                 5,875,150
                      Securities purchased                                                    3,836,886
                      Distributor (Note 2)                                                    1,807,889
                      Investment adviser (Note 2)                                             1,596,122       13,116,047
                                                                                         --------------
                    Accrued expenses and other liabilities                                                     1,210,291
                                                                                                          --------------
                    Total liabilities                                                                         14,326,338
                                                                                                          --------------

Net Assets:         Net assets                                                                            $2,451,961,049
                                                                                                          ==============

Net Assets          Class A Shares of Common Stock, $.10 par value, 100,000,000
Consist of:         shares authorized                                                                     $    1,262,624
                    Class B Shares of Common Stock, $.10 par value, 300,000,000
                    shares authorized                                                                         12,522,413
                    Class C Shares of Common Stock, $.10 par value, 100,000,000
                    shares authorized                                                                          2,256,443
                    Class D Shares of Common Stock, $.10 par value, 100,000,000
                    shares authorized                                                                          2,231,264
                    Paid-in capital in excess of par                                                       1,928,550,291
                    Accumulated investment loss--net                                                          (1,216,385)
                    Undistributed realized capital gains on investments and foreign
                    currency transactions--net                                                               161,444,685
                    Unrealized appreciation on investments and foreign currency
                    transactions--net                                                                        344,909,714
                                                                                                          --------------
                    Net assets                                                                            $2,451,961,049
                                                                                                          ==============

Net Asset           Class A--Based on net assets of $171,140,536 and 12,626,242
Value:                       shares outstanding                                                           $        13.55
                                                                                                          ==============
                    Class B--Based on net assets of $1,677,021,645 and 125,224,125
                             shares outstanding                                                           $        13.39
                                                                                                          ==============
                    Class C--Based on net assets of $302,246,698 and 22,564,433
                             shares outstanding                                                           $        13.39
                                                                                                          ==============
                    Class D--Based on net assets of $301,552,170 and 22,312,636
                             shares outstanding                                                           $        13.51
                                                                                                          ==============

                    See Notes to Financial Statements.


Merrill Lynch Global Growth Fund, Inc., August 31, 1999


STATEMENT OF OPERATIONS
                    For the Year Ended August 31, 1999
Investment          Dividends (net of $3,224,773 foreign withholding tax)                                 $   34,243,103
Income:             Interest and discount earned                                                               3,257,335
                                                                                                          --------------
                    Total income                                                                              37,500,438
                                                                                                          --------------


Expenses:           Investment advisory fees (Note 2)                                    $   16,878,695
                    Account maintenance and distribution fees--Class B (Note 2)              15,814,131
                    Account maintenance and distribution fees--Class C (Note 2)               2,960,222
                    Transfer agent fees--Class B (Note 2)                                     1,886,355
                    Account maintenance fees--Class D (Note 2)                                  685,484
                    Custodian fees                                                              481,964
                    Transfer agent fees--Class C (Note 2)                                       374,084
                    Transfer agent fees--Class D (Note 2)                                       273,552
                    Printing and shareholder reports                                            250,051
                    Accounting services (Note 2)                                                212,458
                    Professional fees                                                           154,802
                    Transfer agent fees--Class A (Note 2)                                       126,333
                    Directors' fees and expenses                                                 49,529
                    Amortization of organization expenses--net (Note 1f)                         22,279
                    Pricing fees                                                                  9,767
                    Other                                                                         6,144
                                                                                         --------------
                    Total expenses                                                                            40,185,850
                                                                                                          --------------
                    Investment loss--net                                                                      (2,685,412)
                                                                                                          --------------


Realized &          Realized gain (loss) from:
Unrealized Gain       Investments--net                                                      165,661,325
(Loss) on             Foreign currency transactions--net                                       (664,057)     164,997,268
Investments &                                                                            --------------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net     Investments--net                                                      328,632,175
(Notes 1b,            Foreign currency transactions--net                                       (332,852)     328,299,323
1c, 1e & 3):                                                                             --------------   --------------
                    Net realized and unrealized gain on investments and foreign
                    currency transactions                                                                    493,296,591
                                                                                                          --------------
                    Net Increase in Net Assets Resulting from Operations                                  $  490,611,179
                                                                                                          ==============

                    See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                            For the       For the Period
                                                                                           Year Ended     Oct. 31, 1997++
                    Increase (Decrease) in Net Assets:                                    Aug. 31, 1999  to Aug. 31, 1998
Operations:         Investment income (loss)--net                                        $   (2,685,412)  $    2,377,734
                    Realized gain on investments and foreign currency
                    transactions--net                                                       164,997,268       27,724,171
                    Change in unrealized appreciation/depreciation on
                    investments and foreign currency transactions--net                      328,299,323       16,610,391
                                                                                         --------------   --------------
                    Net increase in net assets resulting from operations                    490,611,179       46,712,296
                                                                                         --------------   --------------


Dividends &         In excess of investment income--net:
Distributions to      Class A                                                                  (637,843)              --
Shareholders          Class B                                                                  (442,017)              --
(Note 1g):            Class C                                                                        --               --
                      Class D                                                                (1,298,285)               --
                    Realized gain on investments--net:
                      Class A                                                                (1,299,337)              --
                      Class B                                                               (20,963,417)              --
                      Class C                                                                (4,032,145)              --
                      Class D                                                                (3,512,417)              --
                                                                                         --------------   --------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                           (32,185,461)              --
                                                                                         --------------   --------------


Capital Share       Net increase in net assets derived from capital share
Transactions        transactions                                                            190,399,619    1,756,323,416
(Note 4):                                                                                --------------   --------------


Net Assets:         Total increase in net assets                                            648,825,337    1,803,035,712
                    Beginning of period                                                   1,803,135,712          100,000
                                                                                         --------------   --------------
                    End of period*                                                       $2,451,961,049   $1,803,135,712
                                                                                         ==============   ==============

                   *Undistributed (accumulated) investment income
                    (loss)--net (Note 1h)                                                $   (1,216,385)  $      330,777
                                                                                         ==============   ==============

                  ++Commencement of operations.

                    See Notes to Financial Statements.


Merrill Lynch Global Growth Fund, Inc., August 31, 1999


FINANCIAL HIGHLIGHTS
                                                                                 Class A                Class B


                                                                                       For the                 For the
                    The following per share data and ratios                            Period                  Period
                    have been derived from information provided           For the     Oct. 31,     For the    Oct. 31,
                    in the financial statements.                         Year Ended   1997++ to   Year Ended  1997++ to
                                                                         Aug. 31,     Aug. 31,    Aug. 31,     Aug. 31,
                    Increase (Decrease) in Net Asset Value:                1999++++++    1998       1999++++++   1998
Per Share           Net asset value, beginning of period                 $    10.78  $    10.00  $    10.68   $    10.00
Operating                                                                ----------  ----------  ----------   ----------
Performance:        Investment income (loss)--net                               .11         .06        (.03)          --++++
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net                         2.93         .72        2.92          .68
                                                                         ----------  ----------  ----------   ----------
                    Total from investment operations                           3.04         .78        2.89          .68
                                                                         ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      In excess of investment income--net                      (.09)         --          --++++       --
                      Realized gain on investments--net                        (.18)         --        (.18)          --
                                                                         ----------  ----------  ----------   ----------
                    Total dividends and distributions                          (.27)         --        (.18)          --
                                                                         ----------  ----------  ----------   ----------
                    Net asset value, end of period                       $    13.55  $    10.78  $    13.39   $    10.68
                                                                         ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share                       28.46%       7.80%+++   27.27%        6.80%+++
Return:**                                                                ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                                   .90%        .98%*      1.91%        1.99%*
Net Assets:                                                              ==========  ==========  ==========   ==========
                    Investment income (loss)--net                              .88%       1.00%*      (.27%)        .05%*
                                                                         ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in thousands)             $  171,140  $   80,525  $1,677,022   $1,261,129
Data:                                                                    ==========  ==========  ==========   ==========
                    Portfolio turnover                                       46.91%      29.67%      46.91%       29.67%
                                                                         ==========  ==========  ==========   ==========

                                                                                  Class C                Class D
                                                                                        For the                 For the
                    The following per share data and ratios                             Period                  Period
                    have been derived from information provided            For the     Oct. 31,      For the   Oct. 31,
                    in the financial statements.                          Year Ended   1997++ to    Year Ended 1997++ to
                                                                          Aug. 31,     Aug. 31,     Aug. 31,    Aug. 31,
                    Increase (Decrease) in Net Asset Value:                1999++++++     1998       1999++++++   1998
Per Share           Net asset value, beginning of period                 $    10.68  $    10.00  $    10.75   $    10.00
Operating                                                                ----------  ----------  ----------   ----------
Performance:        Investment income (loss)--net                              (.04)         --++++     .07          .07
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net                     2.93         .68        2.94          .68
                                                                         ----------  ----------  ----------   ----------
                    Total from investment operations                           2.89         .68        3.01          .75
                                                                         ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      In excess of investment income--net                        --          --        (.07)          --
                      Realized gain on investments--net                        (.18)         --        (.18)          --
                                                                         ----------  ----------  ----------   ----------
                    Total dividends and distributions                          (.18)         --        (.25)          --
                                                                         ----------  ----------  ----------   ----------
                    Net asset value, end of period                       $    13.39  $    10.68  $    13.51   $    10.75
                                                                         ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share                       27.23%       6.80%+++   28.21%        7.50%+++
Return:**                                                                ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                                  1.92%       1.99%*      1.14%        1.22%*
Net Assets:                                                              ==========  ==========  ==========   ==========
                    Investment income (loss)--net                             (.30%)       .04%*       .51%         .82%*
                                                                         ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in thousands)             $  302,247  $  249,208  $  301,552   $  212,274
Data:                                                                    ==========  ==========  ==========   ==========
                    Portfolio turnover                                       46.91%      29.67%      46.91%       29.67%
                                                                         ==========  ==========  ==========   ==========

                   *Annualized.
                  **Total investment return excludes the effects of sales charges. ++Commencement of operations.
                ++++Amount is less than $.01 per share.
              ++++++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Global Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricingsm System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.



Merrill Lynch Global Growth Fund, Inc., August 31, 1999


NOTES TO FINANCIAL STATEMENTS (continued)

* Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years. Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of investment income are due primarily to differing tax treatments for foreign currency transactions.

(h) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $3,516,395 have been reclassified between undistributed net realized capital gains and accumulated net investment loss. These reclassifications have no effect on net assets or net asset values per share.


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at an annual rate of .75% of the average daily net assets not exceeding $1.5 billion and .725% of the average daily net assets in excess of $1.5 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                         Account       Distribution
                                     Maintenance Fee       Fee

Class B                                    .25%             .75%
Class C                                    .25%             .75%
Class D                                    .25%             --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended August 31, 1999, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                              MLFD       MLPF&S

Class A                     $   348     $  4,127
Class D                     $26,372     $371,965


For the year ended August 31, 1999, MLPF&S received contingent deferred sales charges of $4,436,483 and $141,177 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $226,138 in commissions on the execution of portfolio security transactions for the Fund for the year ended August 31, 1999.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, FDS, PFD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 1999 were $1,093,044,801 and $1,026,493,232, respectively.

Net realized gains (losses) for the year ended August 31, 1999 and net unrealized gains (losses) as of August 31, 1999 were as follows:

                                    Realized     Unrealized
                                     Gains         Gains
                                    (Losses)      (Losses)

Long-term investments            $165,661,325   $344,948,592
Foreign currency transactions        (664,057)       (38,878)
                                 ------------   ------------
Total                            $164,997,268   $344,909,714
                                 ============   ============


As of August 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $344,948,592, of which $440,379,007 related to appreciated securities and $95,430,415 related to depreciated securities. At August 31, 1999, the aggregate cost of investments for Federal income tax purposes was $2,102,650,751.

4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $190,399,619 and $1,756,323,416 for the year ended August 31,
1999 and for the period October 31, 1997 to August 31, 1998.

Transactions in capital shares for each class were as follows:


Class A Shares for the                             Dollar
Year Ended August 31, 1999          Shares         Amount

Shares sold                         8,668,706   $ 114,477,964
Shares issued to shareholders
in reinvestment of dividends
and distributions                     133,514       1,615,513
                                -------------   -------------
Total issued                        8,802,220     116,093,477
Shares redeemed                    (3,648,167)    (46,305,220)
                                -------------   -------------
Net increase                        5,154,053   $  69,788,257
                                =============   =============


Merrill Lynch Global Growth Fund, Inc., August 31, 1999


NOTES TO FINANCIAL STATEMENTS (concluded)


Class A Shares for the Period
October 31, 1997++                                 Dollar
to August 31, 1998                  Shares         Amount

Shares sold                         8,733,319   $  98,620,470
Shares redeemed                    (1,263,630)    (14,666,307)
                                -------------   -------------
Net increase                        7,469,689   $  83,954,163
                                =============   =============

[FN]
++Prior to October 31, 1997 (commencement of operations), the Fund issued 2,500 shares to MLAM for $25,000.


Class B Shares for the Year                        Dollar
Ended August 31, 1999               Shares         Amount

Shares sold                        32,351,281  $  414,963,504
Shares issued to shareholders
in reinvestment of dividends
and distributions                   1,533,976      18,484,413
                                -------------  --------------
Total issued                      33,885,257      433,447,917
Automatic conversion
of shares                         (1,103,665)     (14,575,473)
Shares redeemed                  (25,589,693)    (323,658,119)
                                -------------  --------------
Net increase                        7,191,899  $   95,214,325
                                =============  ==============


Class B Shares for the Period
October 31, 1997++ to                              Dollar
August 31, 1998                     Shares         Amount

Shares sold                       129,773,552  $1,359,632,710
Automatic conversion
of shares                            (286,218)     (3,336,866)
Shares redeemed                   (11,457,608)   (129,196,050)
                                -------------  --------------
Net increase                      118,029,726  $1,227,099,794
                                =============  ==============

[FN]
++Prior to October 31, 1997 (commencement of operations), the Fund issued 2,500 shares to MLAM for $25,000.


Class C Shares for the Year                        Dollar
Ended August 31, 1999               Shares         Amount

Shares sold                         5,729,044  $   73,383,949
Shares issued to shareholders
in reinvestment of
distributions                         291,560       3,513,302
                                -------------  --------------
Total issued                        6,020,604      76,897,251
Shares redeemed                    (6,780,971)    (86,031,565)
                                -------------  --------------
Net decrease                         (760,367) $   (9,134,314)
                                =============  ==============


Class C Shares for the Period
October 31, 1997++ to                              Dollar
August 31, 1998                     Shares         Amount

Shares sold                        26,547,559  $  278,291,914
Shares redeemed                    (3,225,259)    (35,955,631)
                                -------------  --------------
Net increase                       23,322,300  $  242,336,283
                                =============  ==============

[FN]
++Prior to October 31, 1997 (commencement of operations), the Fund issued 2,500 shares to MLAM for $25,000.


Class D Shares for the Year                        Dollar
Ended August 31, 1999               Shares         Amount

Shares sold                         7,767,865  $   99,878,109
Automatic conversion of shares      1,096,263      14,575,473
Shares issued to shareholders
in reinvestment of dividends
and distributions                     350,785       4,240,989
                                -------------  --------------
Total issued                        9,214,913     118,694,571
Shares redeemed                    (6,641,978)    (84,163,220)
                                -------------  --------------
Net increase                        2,572,935  $   34,531,351
                                -------------  --------------


Class D Shares for the Period
October 31, 1997++                                 Dollar
to August 31, 1998                  Shares         Amount

Shares sold                        24,442,157  $  256,423,360
Automatic conversion of shares        284,885       3,336,866
                                -------------  --------------
Total issued                       24,727,042     259,760,226
Shares redeemed                    (4,989,841)    (56,827,050)
                                -------------  --------------
Net increase                       19,737,201  $  202,933,176
                                =============  ==============

[FN]
++Prior to October 31, 1997 (commencement of operations), the Fund issued 2,500 shares to MLAM for $25,000.


5. Commitments:
At August 31, 1999, the Fund had entered into foreign exchange contracts under which it had agreed to purchase foreign currency with an approximate value of $3,878,000.


<AUDIT-REPORT>
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors,
Merrill Lynch Global Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Global Growth Fund, Inc., including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from October 31, 1997 (commencement of operations) to August 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Global Growth Fund, Inc. at August 31, 1999, and the results of its operations and the changes in its net assets and the financial highlights for the indicated periods in conformity with generally accepted accounting principles.


Ernst & Young LLP
MetroPark, New Jersey
October 4, 1999
</AUDIT-REPORT>



Merrill Lynch Global Growth Fund, Inc., August 31, 1999


IMPORTANT TAX INFORMATION (unaudited)

The following information summarizes all per share distributions paid by Merrill Lynch Global Growth Fund, Inc. during its taxable year ended August 31, 1999:


                                    Qualifying Domestic    Foreign      Non-Qualifying        Total        Foreign Taxes
Record Date           Payable Date    Ordinary Income    Source Income  Ordinary Income  Ordinary Income  Paid or Withheld
Class A Shares:
    12/14/98              12/22/98        $.029246         $.078558         $.157989         $.265793         $.013712
Class B Shares:
    12/14/98              12/22/98        $.020030         $.053803         $.108203         $.182036         $.013712
Class C Shares:
    12/14/98              12/22/98        $.019615         $.052688         $.105962         $.178265         $.013712
Class D Shares:
    12/14/98              12/22/98        $.026867         $.072168         $.145138         $.244173         $.013712


The qualifying ordinary income qualifies for the dividends received deduction for corporations. Additionally, there were no long-term capital gains distributions paid by the Fund during the fiscal year. Please retain this information for your records.



OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Donald Cecil, Director
M. Coyler Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Arthur Zeikel, Director
Robert C. Doll, Senior Vice President
Lawrence R. Fuller, Senior Vice President
   and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Thomas D. Jones, III, Secretary

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863